Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Less valuation allowance	$ (4,374,800)	$ (3,846,400)
Federal [Member]
Deferred tax assets	3,389,500	2,980,100
Less valuation allowance	(3,389,500)	(2,980,100)
Deferred tax liabilities
Net Deferred Tax Assets
State [Member]
Deferred tax assets	985,300	866,300
Less valuation allowance	(985,300)	(866,300)
Deferred tax liabilities
Net Deferred Tax Assets